OMB APPROVAL
OMB Number 3235-0324
Expires: February 28,2006
Estimated average burden hours per response: 990.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 5
FORM S-4/A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

CORONATION ACQUISITION CORP.

(Exact name of Registrant as specified in its charter)

Nevada	6798	43-1954776

(State or jurisdiction of incorporation or organization)	(Primary Standard Industrial Classification Code Number)	(I.R.S. Employer Identification No.)

P.O. Box 741, Bellevue, Washington, 98009 (425) 453-0355

(Address, including zip code, and telephone number, including area code of registrant's principal executive offices)

P.O. Box 741, Bellevue, Washington, 98009

(Address of principal place of business or intended principal place of business)

Harry Miller Chairman and Chief Executive Officer CORONATION ACQUISITION CORP. P.O. Box 741, Bellevue, Washington, 98009 (425) 453-0355	Copies to: Derwin Richardson, Esq. DERWIN P. RICHARDSON, Ltd. 11 E. Adams -Suite 604 Chicago, IL 60603 (312) 939-0696

(Name, address, including zip code, and telephone number, including area code, of agent for service)

Approximate date of proposed sale to the public:

Upon consummation of the Agreement and Plan of Exchange and Reorganization by and between Coronation Acquisition Corp. and Supreme Property, Inc. dated as of March 31, 2003 described in the enclosed Information statement/Prospectus.

If the securities being registered on this Form are being offered in connection with the formation of a holding company and there is compliance with General Instruction G, check the following box

If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.

If this Form is a post-effective amendment pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.

Cover Page 1

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered	Amount to be registered (1)	Proposed maximum offering price per share (2)	Proposed maximum aggregate offering price	Amount of registration fee

Common Stock	30,000,000	$0.10	$ 3,000,000	$ 243.00

Notes:

  Represents the number of common shares of Coronation to be issued to the stockholders of Supreme pursuant to the Agreement and Plan of Exchange and Reorganization, the shares to be issued to two other parties in connection with the merger and the qualification of resale of shares currently held by Mr. Miller each as described herein.
  Estimated solely for the purpose of calculating the registration fee in accordance with the provisions of Rule 457(f). There is no trading market for the shares and no underwriter will be used by selling stockholders as a result is difficult to predict what an arms-length buyer would be willing to pay for these shares. Book value is approximately $0.05 per share.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of these securities act of 1933 or until the registration statement shall become effective on such date as the commission, acting pursuant to said section 8(a), may determine.

Cover Page 2

The sole purpose for this amendment is to correct two typographical errors in:

 EXHIBIT 23.1 - Consent of Richard Walker and Co.